12. Valuation and Qualifying Accounts (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Beginning balance	$ 64	$ 0	$ 44
Additions / (Adjustments)	(12)	64
Balance	$ 52	$ 64	$ 44